Neuberger Berman Equity Funds®

Supplement to the Prospectus dated December 14, 2009

Neuberger Berman Focus Fund
Neuberger Berman Partners Fund
Neuberger Berman Regency Fund
Trust Class

Beginning July 26, 2010, Trust Class of the above named Funds is closed to new investors and only certain investors will be allowed to purchase Trust Class shares of Neuberger Berman Focus Fund, Neuberger Berman Partners Fund or Neuberger Berman Regency Fund, as follows:

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Only investment providers who established accounts in Trust Class shares of Neuberger Berman Focus Fund, Neuberger Berman Partners Fund or Neuberger Berman Regency Fund prior to July 26, 2010, and who continuously maintain such accounts in Trust Class shares of such Fund, may continue to purchase Trust Class shares of that Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class.  Please check with your investment provider for more information.

The date of this supplement is June 21, 2010.

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY  10158-0180
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com

Neuberger Berman Equity Funds®

Supplement to the Prospectus dated December 14, 2009

Neuberger Berman Focus Fund
Neuberger Berman Partners Fund
Advisor Class

Beginning July 26, 2010, Advisor Class of the above named Funds is closed to new investors and only certain investors will be allowed to purchase Advisor Class shares of Neuberger Berman Focus Fund or Neuberger Berman Partners Fund, as follows:

●
Only investment providers who established accounts in Advisor Class shares of Neuberger Berman Focus Fund or Neuberger Berman Partners Fund prior to July 26, 2010, and who continuously maintain such accounts in Advisor Class shares of such Fund, may continue to purchase Advisor Class shares of that Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class.  Please check with your investment provider for more information.

The date of this supplement is June 21, 2010.

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY  10158-0180
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com

Neuberger Berman Equity Funds®

Supplement to the Prospectus dated December 14, 2009

Neuberger Berman Focus Fund
Neuberger Berman Partners Fund
Neuberger Berman Regency Fund
Investor Class

Beginning July 26, 2010, Investor Class of the above named Funds is closed to new investors and only certain investors will be allowed to purchase Investor Class shares of Neuberger Berman Focus Fund, Neuberger Berman Partners Fund or Neuberger Berman Regency Fund, as follows:

●
Grandfathered Investors may purchase Investor Class shares of Neuberger Berman Focus Fund, Neuberger Berman Partners Fund and Neuberger Berman Regency Fund. “Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date.  Grandfathered Investors do not include any investment providers who have accounts with a fund nor shareholders who invest through such investment providers.

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Only investors who hold their shares in an account directly with Neuberger Berman, who held Investor Class shares of Neuberger Berman Focus Fund, Neuberger Berman Partners Fund or Neuberger Berman Regency Fund prior to July 26, 2010, and who have continuously maintained such accounts in Investor Class shares of such Fund, may continue to purchase Investor Class shares of that Fund.  This does not include any investment providers who have accounts with a Fund nor shareholders who invest through such investment providers, who are addressed below.

●
Only investment providers who established accounts in Investor Class shares of Neuberger Berman Focus Fund, Neuberger Berman Partners Fund or Neuberger Berman Regency Fund prior to July 26, 2010, and who have continuously maintained such accounts in Investor Class shares of such Fund, may continue to purchase Investor Class shares of that Fund.  Self-directed retail shareholders who hold their shares through an investment provider’s account with Neuberger Berman must maintain such account in Investor Class shares of such Fund with the same investment provider to continue to purchase Investor Class shares of such Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class.  Please check with your investment provider for more information.

The date of this supplement is June 21, 2010.

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY  10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com

Neuberger Berman Equity Funds®

Supplement to the Prospectus dated December 14, 2009, as supplemented

Neuberger Berman Real Estate Fund
Trust Class

Beginning July 26, 2010, Trust Class of Neuberger Berman Real Estate Fund is closed to new investors and only certain investors will be allowed to purchase Trust Class shares of Neuberger Berman Real Estate Fund, as follows:

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Grandfathered Investors may purchase Trust Class shares of Neuberger Berman Real Estate Fund. “Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date.  Grandfathered Investors do not include any investment providers who have accounts with a fund nor shareholders who invest through such investment providers.

●
Only investors who hold their shares in an account directly with Neuberger Berman, who held Trust Class shares of Neuberger Berman Real Estate Fund prior to July 26, 2010, and who have continuously maintained an account in Trust Class shares of the Fund, may continue to purchase Trust Class shares of the Fund.  This does not include any investment providers who have accounts with the Fund nor shareholders who invest through such investment providers, who are addressed below.

●
Only investment providers who established accounts in Trust Class shares of Neuberger Berman Real Estate Fund prior to July 26, 2010, and who have continuously maintained an account in Trust Class shares of the Fund, may continue to purchase Trust Class shares of the Fund.  Self-directed retail shareholders who hold their shares through an investment provider’s account with Neuberger Berman must maintain such account in Trust Class shares of the Fund with the same investment provider to continue to purchase Trust Class shares of the Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class.  Please check with your investment provider for more information.

The date of this supplement is June 21, 2010.

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY  10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com